TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (518)	$ 14,479	$ (81,227)
Foreign	13,708	(7,626)	11,249
Income (loss) before taxes	$ 13,190	$ 6,853	$ (69,978)